Redeemable Noncontrolling Interest and Stockholders' Equity (Details) - Schedule of common stock issuance and repurchases - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Redeemable Noncontrolling Interest and Stockholders' Equity (Details) - Schedule of common stock issuance and repurchases [Line Items]
Outstanding at beginning of period	65,122,200
Reverse recapitalization and PIPE Financing		52,847,195
Issued to Legacy Archaea Holders
Issued in Aria Merger
Issued for warrant exercises	100,009	10,347,923
Exchange of Class B Common Stock for Class A Common Stock	15,277,696	7,943,621
Retirement of Class A Common Stock repurchased		(6,101,449)
Issued for vested RSUs	217,852	84,910
Outstanding at end of period		65,122,200
Class B Common Stock [Member]
Redeemable Noncontrolling Interest and Stockholders' Equity (Details) - Schedule of common stock issuance and repurchases [Line Items]
Outstanding at beginning of period	54,338,114
Reverse recapitalization and PIPE Financing		5,931,350
Issued to Legacy Archaea Holders		23,000,000
Issued in Aria Merger		33,350,385
Issued for warrant exercises
Exchange of Class B Common Stock for Class A Common Stock	(15,277,696)	(7,943,621)
Retirement of Class A Common Stock repurchased
Issued for vested RSUs
Outstanding at end of period		54,338,114